Equipment on Operating Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Summary of Equipment on Operating Leases

A summary of equipment on operating leases as of December 31, 2014, and 2013 is as follows:

	2014	2013
	(in millions)
Equipment on operating leases	$1,814	$1,343
Accumulated depreciation	(296)	(284)
Net equipment on operating leases	$1,518	$1,059

Lease Payments Owed for Equipment Under Operating Leases

Lease payments owed to CNH Industrial for equipment under non-cancelable operating leases as of December 31, 2014, are as follows:

Amount
(in millions)
2015	$162
2016	111
2017	52
2018	22
2019	7
Beyond 5 years	3
Total	$357